LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N For Variable Annuities
Lincoln Investor Advantage® Advisory

Supplement dated November 16, 2023 to the
Summary Prospectus for New Investors dated May 1, 2023

This supplement to the summary prospectus for your individual variable annuity contract describes revisions to i4LIFE® Advantage, an optional variable payout option available under your Contract. These revisions apply to all i4LIFE® Advantage elections on and after November 20, 2023. All other provisions in your prospectus remain unchanged.

OVERVIEW

The following changes will apply to all elections of i4LIFE® Advantage beginning November 20, 2023:
•	The minimum Access Period selected must be no less than 10 years;
•	The available Assumed Investment Return (AIR) rates are limited to 3% and 4%; and
•	The annuity factor used to calculate the Regular Income Payment will no longer include gender as a component.
Please keep this supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities
Lincoln Investor Advantage® Advisory

Supplement dated November 16, 2023 to the
Summary Prospectus for New Investors dated May 1, 2023

This Supplement to your summary prospectus outlines important changes that become effective on and after December 18, 2023.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To see long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
Please retain this supplement for future reference.